Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets [Abstract]
Schedule of Balance of Financial Assets

The balance of financial assets is shown below:

	As at December 31,
	2024	2023
Financial assets measured at fair value through other comprehensive income (1)	14,739	23,964
Derivative financial instruments (2)	4,469	-
Financial assets measured at fair value through profit or loss	458	546
Financial assets measured at amortized cost (3)	-	578
Derivative financial instruments designated as hedge instruments (4)	-	2,378
Total financial assets	19,666	27,466
Current	4,525	2,452
Non-current	15,141	25,014

(1)	Financial assets measured at fair value through other comprehensive income are equity investments not held for sale. The detail of these investments is as follows:
(2)	Relates to forward contracts used to hedge the variation in the exchange rates. The fair value of these instruments is estimated based on valuation models who use variables other than quoted prices.
(3)	Financial assets measured at amortized cost represented:
(4)	Derivative instruments designated as hedging instrument relates to forward of exchange rate. The fair value of these instruments is determined based on valuation models used by market participants.

Schedule of Financial Assets Measured at Amortized Cost	Financial assets measured at fair value through other comprehensive income are equity investments not held for sale. The detail of these investments is as follows:
	December 31, 2024	December 31, 2023
Bond investments	13,302	13,288
Fideicomiso El Tesoro etapa 4A y 4C 448	1,206	1,206
Associated Grocers of Florida, Inc.	113	113
Central de abastos del Caribe S.A.	71	71
La Promotora S.A.	33	50
Sociedad de acueducto, alcantarillado y aseo de Barranquilla S.A. E.S.P.	14	14
Cnova N.V. (a)	-	9,222
Total financial assets measured at fair value through other comprehensive income	14,739	23,964

(a)	Minority shareholders in Cnova N.V. are required by court order to transfer their shares to Casino at a non-significant price agreed by the Court, which results in a 100% impairment of the investment.

Schedule of Financial Asset Relates to Transactions

At December 31, 2024, relates to the following transactions:

	Nature of risk hedged	Hedged item	Rateo f hedged item	Average rates for hedged instruments	Notional amount	Fair value
Forward	Exchange rate	Foreign currency	USD / COP	1 USD / $4,409.15	MUSD / $30.477	4,469
		liability	EUR / COP	1 EUR / $4,580.67	MEUR / $0.900

At December 31, 2023, relates to the following transactions:

	Nature of risk hedged	Hedged item	Range of rates for hedged item	Range of rates for hedge instruments	Amount hedged	Fair value
Forward	Interest rate	Loans and borrowings	IBR 3M	9.0120%	120,916	2,378

Schedule of Maturities of These Hedge Instruments

The detail of maturities of these instruments at December 31, 2024 was as follows:

	Less than 1 month	From 1 to 3 months	From 3 to 6 months	From 6 to 12 months	More than 12 months	Total
Forward	2,234	2,160	75	-	-	4,469

The detail of maturities of these hedge instruments at December 31, 2023 is shown below:

	Less than 1 month	From 1 to 3 months	From 3 to 6 months	From 6 to 12 months	More than 12 months	Total
Swap	998	-	871	509	-	2,378

Schedule of Financial Assets Measured at Amortized Cost	Financial assets measured at amortized cost represented:
	As at December 31,
	2024	2023
National Treasury bonds	-	578
Term deposit	-	-
Total financial assets measured at amortized cost	-	578